NET INCOME (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE
NOTE 6:	NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC 260, "Earning per Share" ("ASC 260"). The total weighted average number of shares related to the outstanding options and RSUs excluded from the calculations of diluted net income (loss) per share, as they would have been anti-dilutive for all periods presented, was 6,309,683 and 3,964,880 for the six months ended June 30, 2012 and 2011, respectively.

The following table sets forth the computation of basic and diluted net income (loss) per share:

1.	Numerator:

	Six months ended June 30,
	2012	2011
	Unaudited

Numerator for basic and diluted net loss per share -
Net income (loss) available to
Ordinary shareholders	$(2,211)	$1,379

2.	Denominator (in thousands):

	Six months ended June 30,
	2012	2011
	Unaudited

Denominator for basic net income (loss) per share -
Weighted average number of shares	41,288	40,807
Add - employee stock options, RSUs and convertible notes	*) -	1,307

Denominator for diluted net income (loss) per share - adjusted weighted average shares assuming exercise of options	41,288	42,114

*)	Anti-dilutive